Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 4) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 39,980	$ 60,221
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	21,307	37,189
Labor related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	6,465	10,150
Civil related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	10,910	11,455
Environmental And Others Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	$ 1,298	$ 1,427